Summary of Significant Accounting Policies (Details)			6 Months Ended		12 Months Ended
	Sep. 30, 2023 CNY (¥) shares	Mar. 31, 2023 CNY (¥) shares	Sep. 30, 2023 CNY (¥) shares	Sep. 30, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Translated amount	¥ 7.1798	¥ 6.8717	¥ 7.1798		¥ 6.8717			$ 1	$ 1
Advance to suppliers	¥ 100	¥ 54,870			¥ 54,870
Account receivable balance percentage	10.00%	10.00%			10.00%	10.00%	10.00%
Net revenue percentage			10.00%	10.00%	10.00%	10.00%	10.00%
Late fees related to social security insurance			0.05%		0.05%
Late fee charge of social insurance (in Yuan Renminbi) | ¥	¥ 10,200,000	¥ 9,900,000	¥ 10,200,000		¥ 9,900,000					¥ 9,500,000	¥ 29,400,000
Security insurance of approximately amount (in Yuan Renminbi) | ¥			¥ 400,000	¥ 300,000
Foreign statutory income tax			(14.93%)	(182.62%)	(36.00%)	(18.26%)	(20.56%)
Bank deposit	¥ 500,000	¥ 500,000	¥ 500,000		¥ 500,000			$ 70,000
Statutory income tax rate			25.00%	25.00%	25.00%	25.00%	25.00%
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrant shares (in Shares)	10,750,000	10,750,000	10,750,000		10,750,000			10,750,000	10,750,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrant shares (in Shares)	6,000,000		6,000,000					6,000,000
Private Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrant shares (in Shares)		6,000,000			6,000,000				6,000,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amortization term	48 years 9 months	48 years 9 months	48 years 9 months		48 years 9 months			48 years 9 months	48 years 9 months
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amortization term	50 years	50 years	50 years		50 years			50 years	50 years
Singapore [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Statutory income tax rate			17.00%		17.00%
United States [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Statutory income tax rate			21.00%		21.00%
Patents [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite-lived intangible asset, useful life	15 years	15 years	15 years		15 years			15 years	15 years
Computer Software, Intangible Asset [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite-lived intangible asset, useful life	10 years	10 years	10 years		10 years			10 years	10 years
Subsidiaries [Member] | Singapore [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign statutory income tax			17.00%		17.00%
Subsidiaries [Member] | China [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign statutory income tax			25.00%		25.00%
Subsidiaries [Member] | United States [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign statutory income tax			21.00%		21.00%
Statutory income tax rate					8.25%
Subsidiaries [Member] | MARYLAND
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign statutory income tax			8.25%
Subsidiaries [Member] | Philippines [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign statutory income tax			20.00%